Nuveen Global Real Estate Securities Fund
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 81.5%
	Diversified – 5.8%
42	Activia Properties Inc	$146,421
2,977	American Assets Trust Inc	112,799
8,113	Armada Hoffler Properties Inc	118,450
12,404	Broadstone Net Lease Inc	270,159
13,702	Charter Hall Group	166,512
4,037	Essential Properties Realty Trust Inc	102,136
1,413	Gecina SA	178,078
147	Hulic Reit Inc	200,825
25,682	Land Securities Group PLC	263,492
146,866	LXI REIT Plc	285,239
13,292	Merlin Properties Socimi SA	155,399
113,691	Mirvac Group	210,812
243	Nomura Real Estate Master Fund Inc	321,224
389	Star Asia Investment Corp	198,430
67,838	Stockland	214,979
47	Tokyu REIT Inc	76,069
	Total Diversified	3,021,024
	Health Care – 4.4%
4,206	CareTrust REIT Inc	81,176
1,157	Healthcare Trust of America Inc, Class A	36,260
6,787	Healthpeak Properties Inc	232,998
23,280	NorthWest Healthcare Properties Real Estate Investment Trust	256,422
5,750	Parkway Life Real Estate Investment Trust	19,906
6,551	Sabra Health Care REIT Inc	97,544
10,703	Ventas Inc	661,017
9,449	Welltower Inc	908,427
	Total Health Care	2,293,750
	Hotels – 2.8%
15	Hoshino Resorts REIT Inc	83,990
7,668	Host Hotels & Resorts Inc	148,989
420	Japan Hotel REIT Investment Corp	214,126
8,605	Park Hotels & Resorts Inc	168,056
12,194	Pebblebrook Hotel Trust	298,509
20,599	RLJ Lodging Trust	290,034

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Hotels (continued)
180	Ryman Hospitality Properties Inc, (2)	$16,699
3,841	Summit Hotel Properties Inc, (2)	38,256
11,438	Xenia Hotels & Resorts Inc, (2)	220,639
	Total Hotels	1,479,298
	Industrial – 15.8%
6,209	Americold Realty Trust	173,107
811	ARGAN SA	103,585
12,111	Dream Industrial Real Estate Investment Trust	156,358
1,412	Duke Realty Corp	81,981
8,467	First Industrial Realty Trust Inc	524,192
298,628	Frasers Logistics & Commercial Trust	320,289
79	GLP J-Reit	120,041
13,385	Goodman Group	227,498
100	LaSalle Logiport REIT	143,835
4,271	LXP Industrial Trust	67,055
191,537	Mapletree Industrial Trust	379,188
59,456	Mapletree Logistics Trust	80,796
2	Mitsubishi Estate Logistics REIT Investment Corp	7,781
78	Mitsui Fudosan Logistics Park Inc	368,408
18,642	Prologis Inc	3,010,310
58,361	Property for Industry Ltd	112,645
7,220	Rexford Industrial Realty Inc	538,540
11,292	Segro PLC	198,502
9,243	STAG Industrial Inc	382,198
25,627	Summit Industrial Income REIT	451,391
7,546	Terreno Realty Corp	558,781
91,410	Urban Logistics REIT PLC	228,754
	Total Industrial	8,235,235
	Office – 7.8%
4,660	Alexandria Real Estate Equities Inc	937,825
2,906	Boston Properties Inc	374,293
11,405	Corporate Office Properties Trust	325,499
4,616	Cousins Properties Inc	185,979
168,903	Cromwell Property Group	104,508
45	Daiwa Office Investment Corp	279,356
16,989	Dexus	138,676
9,494	Douglas Emmett Inc	317,289
123,637	GDI Property Group	100,401
8	Ichigo Office REIT Investment Corp	5,785
4,273	JBG SMITH Properties	124,857

Shares	Description (1)	Value
	Office (continued)
51	Kenedix Office Investment Corp	$305,327
2,244	Kilroy Realty Corp	171,486
3,886	NSI NV	170,694
12,246	Paramount Group Inc	133,604
14,240	Piedmont Office Realty Trust Inc	245,213
85,852	Precinct Properties New Zealand Ltd	93,219
683	Veris Residential Inc, (2)	11,877
1,669	Vornado Realty Trust	75,639
	Total Office	4,101,527
	Residential – 16.1%
18,152	American Homes 4 Rent, Class A	726,625
8,288	Apartment Income REIT Corp	443,076
4,499	AvalonBay Communities Inc	1,117,417
5,038	Boardwalk Real Estate Investment Trust	236,919
2,922	Camden Property Trust	485,636
205	Centerspace	20,115
8,592	Equity Residential	772,593
852	Essex Property Trust Inc	294,349
26,657	Ingenia Communities Group	100,635
8,202	InterRent Real Estate Investment Trust	104,907
12,749	Invitation Homes Inc	512,255
17,171	Killam Apartment Real Estate Investment Trust	294,207
3,041	Mid-America Apartment Communities Inc	636,937
11,361	Minto Apartment Real Estate Investment Trust, 144A	195,113
45	Nippon Accommodations Fund Inc	236,570
6,194	Sun Communities Inc	1,085,746
11,675	UDR Inc	669,795
24,794	UNITE Group PLC/The	375,565
1,751	Xior Student Housing NV	97,803
	Total Residential	8,406,263
	Retail – 11.0%
6,772	Acadia Realty Trust	146,749
8,263	Agree Realty Corp	548,333
3,617	Brixmor Property Group Inc	93,355
65,539	CapitaLand Integrated Commercial Trust	108,424
1,968	Federal Realty Investment Trust	240,234
78,317	Fortune Real Estate Investment Trust	70,374
44,247	Frasers Centrepoint Trust	79,405
70	Kenedix Retail REIT Corp	160,547
25,561	Kimco Realty Corp	631,357

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Retail (continued)
13,521	Kite Realty Group Trust	$307,873
11,853	Klepierre SA	315,575
60,961	Link REIT	519,158
45,458	Mapletree Commercial Trust	63,246
1,232	NETSTREIT Corp	27,646
21,203	RioCan Real Estate Investment Trust	427,910
2,994	RPT Realty	41,227
100,395	Scentre Group	228,264
6,834	Simon Property Group Inc	899,081
13,982	SITE Centers Corp	233,639
5,657	Spirit Realty Capital Inc	260,335
876	Urban Edge Properties	16,732
53,969	Vicinity Centres	74,890
130,284	Waypoint REIT Ltd	259,314
	Total Retail	5,753,668
	Specialized – 17.8%
3,894	American Tower Corp	978,251
3,690	Crown Castle International Corp	681,174
14,006	CubeSmart	728,732
5,876	Digital Realty Trust Inc	833,217
2,128	Equinix Inc	1,578,167
3,811	Four Corners Property Trust Inc	103,049
8,872	Gaming and Leisure Properties Inc	416,363
2,532	Life Storage Inc	355,569
4,792	MGM Growth Properties LLC	185,450
753	National Storage REIT	1,515
6,374	PotlatchDeltic Corp	336,101
4,837	Public Storage	1,887,784
2,053	Safehold Inc	113,839
18,009	Safestore Holdings PLC	317,011
478	SBA Communications Corp	164,480
22,189	VICI Properties Inc	631,499
468	Weyerhaeuser Co	17,737
	Total Specialized	9,329,938
	Total Real Estate Investment Trust Common Stocks (cost $33,813,117)	42,620,703

Shares	Description (1)	Value
	COMMON STOCKS – 17.1%
	Diversified Telecommunication Services – 1.5%
6,952	Cellnex Telecom SA, 144A, (3)	$334,561

Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
6,324	IHS Holding Ltd, (2)	$70,070
23,681	Infrastrutture Wireless Italiane SpA, 144A, (3)	265,090
7,807	Radius Global Infrastructure Inc, (2)	111,484
	Total Diversified Telecommunication Services	781,205
	Equity Real Estate Investment Trust – 1.2%
24,506	Nexus Industrial REIT	250,323
121,748	Tritax Big Box REIT PLC	385,493
	Total Equity Real Estate Investment Trust	635,816
	Household Durables – 0.5%
89,785	Cairn Homes PLC	123,361
3,532	PulteGroup Inc	147,991
	Total Household Durables	271,352
	IT Services – 0.5%
29,402	NEXTDC Ltd, (2), (3)	253,301
	Real Estate Management & Development – 13.4%
63,612	Ascendas India Trust, (3)	55,640
131,930	Capitaland Investment Ltd/Singapore, (2), (3)	386,564
4,063	Castellum AB, (3)	100,314
2,801	Catena AB, (3)	168,759
9,545	Cibus Nordic Real Estate AB, (3)	253,996
66,339	Corp Inmobiliaria Vesta SAB de CV	126,708
10,967	CRE Inc/Japan, (2), (3)	160,593
17,367	CTP NV, (3)	290,737
6,780	DIC Asset AG, (3)	108,302
24,966	Dios Fastigheter AB, (3)	270,809
7,891	Entra ASA, 144A, (3)	157,930
62,306	Grainger PLC, (3)	237,622
76,378	Hongkong Land Holdings Ltd, (3)	373,175
19,118	Hulic Co Ltd, (3)	171,516
13,443	Hysan Development Co Ltd	39,299
9,144	Keihanshin Building Co Ltd, (3)	111,987
133,997	Langham Hospitality Investments and Langham Hospitality Investments Ltd, (2), (3)	15,521
5,302	LEG Immobilien SE, (3)	603,781
35,063	Mitsui Fudosan Co Ltd, (3)	750,429
7,487	New World Development Co Ltd, (3)	30,376
6,677	Pandox AB, (2), (3)	100,552
6,299	Sagax AB, (3)	191,143
22,415	Samhallsbyggnadsbolaget i Norden AB, (3)	100,055
15,438	Sumitomo Realty & Development Co Ltd, (3)	427,252

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development (continued)
40,585	Sun Hung Kai Properties Ltd, (3)	$482,859
21,072	Swire Properties Ltd, (3)	52,073
8,816	TAG Immobilien AG, (3)	199,628
7,162	Tricon Residential Inc	113,733
1,194	VGP NV, (3)	305,599
898	VIB Vermoegen AG, (3)	36,248
11,840	Vonovia SE, (3)	551,867
	Total Real Estate Management & Development	6,975,067
	Total Common Stocks (cost $8,094,950)	8,916,741
	Total Long-Term Investments (cost $41,908,067)	51,537,444

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.6%
	REPURCHASE AGREEMENTS – 1.6%
$836	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022, repurchase price $835,978, collateralized by $763,700, U.S. Treasury Inflation Index Notes, 0.125%, due 7/15/31, value $852,735	0.000%	4/01/22	$835,978
	Total Short-Term Investments (cost $835,978)			835,978
	Total Investments (cost $42,744,045) – 100.2%			52,373,422
	Other Assets Less Liabilities – (0.2)%			(78,810)
	Net Assets – 100%			$52,294,612
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$42,620,703	$ —	$ —	$42,620,703
Common Stocks	1,368,462	7,548,279	—	8,916,741
Short-Term Investments:
Repurchase Agreements	—	835,978	—	835,978
Total	$43,989,165	$8,384,257	$ —	$52,373,422

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust